Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Disclosure of cash and bank balances at central banks [text block]
	December 31 2017	December 31 2016

Cash at bank and on hand	$6,019	$6,484
Short-term bank deposits	11,887	13,898

	$17,906	$20,382